Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 16, 2011	Dec. 31, 2012 D Y M Office Trust	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Ownership interest owned finance subsidiary business trusts		100.00%
Number of finance subsidiary trusts		4
Number of offices		117
Percentage of subsidiaries company owns to have majority voting interest		50.00%
Percentage of cost method investments		20.00%
Owned finance subsidiary trusts, VIEs		100.00%
Stock split	2-for-1
Number of shares effected by issuing shares, stock split	1
Mortgage loans held for sale included in loans and leases		$ 36,400,000	$ 17,900,000
Notional amounts of loan commitments		18,100,000	13,300,000
Number of months management has to finalize the fair values of acquired assets and assumed liabilities		12
Covered loan portfolio, expects to receive estimated cash flows period, years		2.2
Expected recovery of incurred losses, loss share agreements result, percentage		80.00%
Discount rate used to determine net present value of FDIC loss share receivable		5.00%
Discount rate of claw back amount payable to FDIC upon termination		5.00%
Number of days past due before a loan is deemed impaired		90
Percentage of tax benefit greater than likelihood		50.00%
Goodwill		5,200,000	5,200,000
Stock based compensation non-interest expenses		2,600,000	1,500,000	800,000
Arkansas [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		66
Georgia [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		28
Texas [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		13
Costs paid to acquire bank charter, amortized period, years		20
Costs paid to acquire bank charter		239,000	239,000
Accumulated amortization		107,000	95,000
Florida [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		4
Alabama [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		3
North Carolina [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		2
South Carolina [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of offices		1
Stressed Markets [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance allocation for loans in stressed markets		0
Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles		10,400,000	9,500,000
Accumulated amortization		3,900,000	2,700,000
Aggregate amount of amortization expense, 2013		2,200,000
Aggregate amount of amortization expense, 2014		1,700,000
Aggregate amount of amortization expense, 2015		1,300,000
Aggregate amount of amortization expense, 2016		600,000
Aggregate amount of amortization expense, 2017		$ 200,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Principally defined as owning a voting or economic interest		20.00%
Discount rates determining net present value of expected cash flows		6.00%
Discount rates used to determine net present value of covered foreclosed assets		8.00%
Minimum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of buildings		20 years
Minimum [Member] | Furniture, Fixtures, Equipment And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of furniture, fixtures, equipment and building improvements		3 years
Minimum [Member] | Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles amortization period		3
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Principally defined as owning a voting or economic interest		50.00%
Discount rates determining net present value of expected cash flows		9.50%
Discount rates used to determine net present value of covered foreclosed assets		9.50%
Maximum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of buildings		45 years
Maximum [Member] | Furniture, Fixtures, Equipment And Building Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Period, in years, for depreciation of furniture, fixtures, equipment and building improvements		25 years
Maximum [Member] | Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangibles amortization period		7